UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices)

(Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

 (Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Oceanstone Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 84.93%

Coating, Engraving & Allied Services - 4.75%
5,000	North American Galvanizing & Coatings, Inc.*	$ 38,000

Electric Lighting & Wiring Equipment - 4.90%
2,100	Chase Corp.	39,186

Greeting Cards - 3.30%
1,000	American Greetings Corp.	26,400

Hospital & Medical Service Plans - 11.10%
1,500	Amerigroup Corp.*	51,720
530	Humana, Inc.*	37,036
		88,756
Pharmaceutical Preparations - 4.70%
660	Lilly, Eli & Co.	37,574

Poultry Slaughtering and Processing - 3.13%
600	Sanderson Farms, Inc.	25,002

Retail-Apparel & Accessory Stores - 10.55%
1500	Aeropostale, Inc.*	28,590
3000	Hot Topic, Inc.*	22,380
1000	Jos.A. Bank Clothiers, Inc.*	33,420
		84,390
Retail-Radio, TV & Consumer Electronics Stores - 4.60%
800	Best Buy Co., Inc.	36,816

Retail- Shoe Stores - 2.71%
5,000	Finish Line, Inc.	21,700

Retail - Variety Stores - 4.37%
800	Wal-Mart Stores, Inc.	34,920

Retail - Women's Clothing Stores - 3.79%
2,500	Christopher & Banks Corp.	30,300

Services - Prepackaged Software - 5.04%
1,600	Check Point Software Technologies Ltd.*	40,288

Services - Social Services - 9.05%
4,000	Almost Family, Inc.*	72,400

Telephone & Telegraph Apparatus - 3.66%
3,000	Qiao Xing Mobile Communication Co. *	29,250

Wholesale-Machinery, Equipment - 9.28%
5,000	Willis Lease Finance Corp.*	74,200

TOTAL FOR COMMON STOCKS (Cost $651,109) - 84.93%		$ 679,182

SHORT TERM INVESTMENTS - 22.35%
178,707	Huntington Treasury Money Market IV 3.59% ** (Cost $178,707)	178,707

TOTAL INVESTMENTS (Cost $829,816) - 107.28%		$ 857,889

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.28)%		(58,252)

NET ASSETS - 100.00%		$ 799,637

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Oceanstone Fund
1. SECURITY TRANSACTIONS
At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $829,816 amounted to $28,073, which consisted of aggregate gross unrealized appreciation of
$40,601 and aggregate gross unrealized depreciation of $12,528.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

     James J. Wang

     President and Treasurer

Date November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/James J. Wang

     James J. Wang

     President and Treasurer

Date November 28, 2007